Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Accounts Receivable Abstract
Accounts receivable – gross	$ 16,713,949	$ 8,260,574	$ 4,305,271
Allowance for doubtful accounts	(1,301,180)
Accounts receivables, net	$ 15,412,769	$ 8,260,574	$ 4,305,271